Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement [line items]
Gross deferred tax assets	$ 7,832	$ 8,344		$ 7,952
Deferred tax assets	3,743	3,933	[1]
Gross deferred tax liabilities	(7,159)	(7,552)		(5,910)
Deferred tax liabilities	(3,070)	(3,141)	[1]
Net deferred tax balance	673	792		2,042
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	792	2,042
Credited/(charged) to income	309	293
Charged to equity	(35)	9
Credited/(charged) to other comprehensive income	(317)	(39)
Impact of business combinations	(46)	(1,501)
Other movements	(30)	(12)
Net deferred tax balance at end of period	673	792		2,042
Offsetting of deferred tax assets and liabilities within the same tax jurisdiction	4,089	4,411
Deferred tax assets	3,743	3,933	[1]
Deferred tax liabilities	(3,070)	(3,141)	[1]
Increase/decrease due to revision of prior year amounts [member]
Statement [line items]
Deferred tax assets		(4,300)
Deferred tax liabilities		4,300
Movement in deferred tax balance [roll forward]
Deferred tax assets		(4,300)
Deferred tax liabilities		4,300
Property, plant and equipment [member]
Statement [line items]
Gross deferred tax assets	125	189		108
Gross deferred tax liabilities	(381)	(430)		(390)
Net deferred tax balance	(256)	(241)		(282)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(241)	(282)
Credited/(charged) to income	(27)	89
Impact of business combinations		5
Other movements	12	(53)
Net deferred tax balance at end of period	(256)	(241)		(282)
Intangible assets [member]
Statement [line items]
Gross deferred tax assets	1,307	1,351		1,469
Gross deferred tax liabilities	(4,704)	(5,269)		(3,610)
Net deferred tax balance	(3,397)	(3,918)		(2,141)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(3,918)	(2,141)
Credited/(charged) to income	567	110
Impact of business combinations	(58)	(1,945)
Other movements	12	58
Net deferred tax balance at end of period	(3,397)	(3,918)		(2,141)
Pensions and other benefit obligations of associates [member]
Statement [line items]
Gross deferred tax assets	1,026	1,137		1,078
Gross deferred tax liabilities	(591)	(340)		(291)
Net deferred tax balance	435	797		787
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	797	787
Credited/(charged) to income	(22)	(25)
Credited/(charged) to other comprehensive income	(323)	(3)
Other movements	(17)	38
Net deferred tax balance at end of period	435	797		787
Inventories [member]
Statement [line items]
Gross deferred tax assets	2,273	2,502		2,446
Gross deferred tax liabilities	(148)	(159)		(287)
Net deferred tax balance	2,125	2,343		2,159
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	2,343	2,159
Credited/(charged) to income	(215)	212
Impact of business combinations		(3)
Other movements	(3)	(25)
Net deferred tax balance at end of period	2,125	2,343		2,159
Tax loss carryforwards [member]
Statement [line items]
Gross deferred tax assets	374	507		255
Gross deferred tax liabilities		(10)		(7)
Net deferred tax balance	374	497		248
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	497	248
Credited/(charged) to income	(121)	(164)
Impact of business combinations	12	408
Other movements	(14)	5
Net deferred tax balance at end of period	374	497		248
Other assets, provisions and accruals [member]
Statement [line items]
Gross deferred tax assets	2,727	2,658		2,596
Gross deferred tax liabilities	(1,335)	(1,344)		(1,325)
Net deferred tax balance	1,392	1,314		1,271
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,314	1,271
Credited/(charged) to income	127	71
Charged to equity	(35)	9
Credited/(charged) to other comprehensive income	6	(36)
Impact of business combinations		34
Other movements	(20)	(35)
Net deferred tax balance at end of period	$ 1,392	$ 1,314		$ 1,271

[1]	The December 31, 2020 deferred tax assets and deferred tax liabilities balances have been adjusted to conform with the 2021 presentation, see Note 12 for additional disclosures.